STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund

May 31, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.6%
Aerospace & Defense - 1.2%
Raytheon Technologies, Sr. Unscd. Notes	2.25	7/1/2030	3,000,000		2,643,944
The Boeing Company, Sr. Unscd. Notes	2.20	2/4/2026	5,000,000		4,584,021
				7,227,965
Airlines - 2.4%
Air Canada Pass Through Trust, Ser. 2015-1, Cl. A	3.60	3/15/2027	2,084,621	[a]	1,964,335
American Airlines Pass Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	3,515,762		3,208,346
JetBlue Pass Through Trust, Ser. 2019-1, CI. A	2.95	5/15/2028	4,451,322		3,934,849
United Airlines Pass Through Trust, Ser. 2016-2, Cl. A	3.10	10/7/2028	6,680,755		5,940,180
				15,047,710
Automobiles & Components - 1.4%
Aptiv, Gtd. Notes	2.40	2/18/2025	1,000,000		967,169
Ford Motor Credit, Sr. Unscd. Notes	2.90	2/16/2028	2,000,000		1,744,740
Ford Motor Credit, Sr. Unscd. Notes	5.58	3/18/2024	3,000,000		3,039,468
General Motors Financial, Sr. Unscd. Notes	2.70	8/20/2027	1,750,000		1,583,177
General Motors Financial, Sr. Unscd. Notes	3.10	1/12/2032	2,000,000		1,692,674
				9,027,228
Banks - 21.9%
BAC Capital Trust XIV, Ltd. Gtd. Notes, Ser. G, 3 Month LIBOR +.40%	4.00	7/1/2022	3,000,000	[b,c,d]	2,254,037
Banco Santander, Sr. Unscd. Notes	1.72	9/14/2027	4,000,000		3,564,238
Bank of America, Jr. Sub. Bonds, Ser. FF	5.88	3/15/2028	3,000,000	[d]	2,857,500
Bank of America, Jr. Sub. Notes, Ser. TT	6.13	4/27/2027	2,000,000	[d]	2,027,500
Bank of Ireland Group, Sr. Unscd. Notes	2.03	9/30/2027	5,000,000	[a]	4,425,746
Barclays, Sub. Notes	5.20	5/12/2026	6,000,000		6,111,354
BBVA Bancomer, Sr. Unscd. Notes	4.38	4/10/2024	5,250,000	[a]	5,278,481
BNP Paribas, Sub. Notes	4.38	5/12/2026	5,000,000	[a]	4,994,443
BPCE, Sub. Notes	3.12	10/19/2032	4,000,000	[a]	3,355,527
Citigroup, Sub. Bonds	4.40	6/10/2025	4,500,000		4,552,849
Citizens Financial Group, Sub. Notes	3.75	2/11/2031	5,000,000		4,811,683

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.6% (continued)
Banks - 21.9% (continued)
Cooperatieve Rabobank, Gtd. Notes	4.38	8/4/2025	5,000,000		5,029,181
Credit Agricole, Sub. Notes	4.00	1/10/2033	6,000,000	[a]	5,632,375
Credit Suisse Group, Sr. Unscd. Notes	2.59	9/11/2025	6,000,000	[a]	5,743,614
Danske Bank, Sr. Unscd. Notes	0.98	9/10/2025	5,000,000	[a]	4,673,508
Deutsche Bank, Sub. Notes	4.50	4/1/2025	2,500,000	[c]	2,483,206
Deutsche Bank, Sub. Notes	4.88	12/1/2032	5,000,000		4,572,090
HSBC Holdings, Sub. Notes	4.25	3/14/2024	5,000,000		5,062,099
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. FF	5.00	8/1/2024	5,000,000	[d]	4,645,875
JPMorgan Chase & Co., Sub. Notes	3.63	12/1/2027	2,500,000	[c]	2,444,525
Lloyds Banking Group, Sub. Notes	4.58	12/10/2025	3,500,000		3,521,532
M&T Bank, Jr. Sub. Notes, Ser. G	5.00	8/1/2024	5,000,000	[c,d]	4,808,013
Morgan Stanley, Sr. Unscd. Notes	1.51	7/20/2027	2,500,000		2,263,028
Nordea Bank, Jr. Sub. Notes	6.63	3/26/2026	3,465,000	[a,d]	3,492,199
Royal Bank of Canada, Sub. Notes	4.65	1/27/2026	4,000,000		4,093,723
Santander UK Group Holdings, Sr. Unscd. Notes	4.80	11/15/2024	4,000,000		4,060,524
Societe Generale, Sub. Notes	4.75	11/24/2025	5,000,000	[a]	5,010,207
Standard Chartered, Sr. Unscd. Notes	4.05	4/12/2026	4,750,000	[a]	4,737,552
The Bank of Nova Scotia, Jr. Sub. Notes	4.65	10/12/2022	5,000,000	[c,d]	4,619,867
The Goldman Sachs Group, Sr. Unscd. Notes	3.50	11/16/2026	4,750,000		4,695,075
The Toronto-Dominion Bank, Sub. Notes	3.63	9/15/2031	3,000,000		2,944,655
Westpac Banking, Sub. Notes	4.32	11/23/2031	5,000,000		4,898,265
Zions Bancorp, Sub. Notes	3.25	10/29/2029	3,550,000		3,203,040
				136,867,511
Beverage Products - 1.2%
Constellation Brands, Gtd. Notes	3.15	8/1/2029	3,000,000		2,755,353
Constellation Brands, Gtd. Notes	4.40	11/15/2025	2,000,000		2,037,737
Suntory Holdings, Sr. Unscd. Notes	2.25	10/16/2024	3,000,000	[a]	2,885,922
				7,679,012
Building Materials - 1.3%
CRH America Finance, Gtd. Notes	3.40	5/9/2027	4,730,000	[a]	4,656,165
Masco, Sr. Unscd. Notes	1.50	2/15/2028	4,000,000	[c]	3,467,773
				8,123,938
Chemicals - 1.4%
Huntsman International, Sr. Unscd. Notes	4.50	5/1/2029	5,000,000		4,972,282
Yara International, Sr. Unscd. Notes	4.75	6/1/2028	3,750,000	[a]	3,721,687
				8,693,969

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.6% (continued)
Commercial & Professional Services - 1.1%
Global Payments, Sr. Unscd. Notes	3.20	8/15/2029	4,000,000		3,619,357
Grand Canyon University, Unscd. Bonds	3.25	10/1/2023	3,500,000		3,517,500
				7,136,857
Consumer Discretionary - 3.3%
Hasbro, Sr. Unscd. Notes	3.90	11/19/2029	4,500,000	[c]	4,304,489
Leggett & Platt, Sr. Unscd. Notes	4.40	3/15/2029	2,000,000		1,991,034
Magallanes, Gtd. Notes	3.76	3/15/2027	3,825,000	[a]	3,717,108
Magallanes, Gtd. Notes	4.28	3/15/2032	3,500,000	[a]	3,274,578
Marriott International, Sr. Unscd. Notes, Ser. II	2.75	10/15/2033	4,000,000		3,295,990
Whirlpool, Sr. Unscd. Notes	4.75	2/26/2029	4,000,000		4,073,349
				20,656,548
Consumer Durables & Apparel - 1.0%
Michael Kors USA, Gtd. Notes	4.25	11/1/2024	3,000,000	[a]	2,923,783
Tapestry, Sr. Unscd. Notes	3.00	7/15/2022	3,000,000		3,000,300
				5,924,083
Diversified Financials - 6.0%
AerCap Global Aviation Trust, Gtd. Notes	3.00	10/29/2028	5,000,000		4,390,373
AerCap Global Aviation Trust, Gtd. Notes	4.45	10/1/2025	2,500,000		2,462,503
Aircastle, Sr. Unscd. Notes	2.85	1/26/2028	1,000,000	[a]	869,223
Aircastle, Sr. Unscd. Notes	4.25	6/15/2026	4,750,000		4,533,801
Ares Capital, Sr. Unscd. Notes	2.88	6/15/2027	1,275,000		1,122,292
Ares Capital, Sr. Unscd. Notes	2.88	6/15/2028	3,725,000		3,154,385
BlackRock TCP Capital, Sr. Unscd. Notes	2.85	2/9/2026	3,000,000		2,790,335
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	5,000,000	[a]	4,178,669
Blue Owl Finance, Gtd. Notes	4.38	2/15/2032	1,000,000	[a]	869,139
Goldman Sachs BDC, Sr. Unscd. Notes	3.75	2/10/2025	3,000,000		2,965,597
Morgan Stanley Domestic Holdings, Gtd. Notes	3.80	8/24/2027	3,500,000		3,442,614
Owl Rock Capital, Sr. Unscd. Notes	2.63	1/15/2027	4,000,000		3,495,620
Stifel Financial, Sr. Unscd. Bonds	4.25	7/18/2024	3,000,000		3,058,192
				37,332,743
Electronic Components - 1.3%
Arrow Electronics, Sr. Unscd. Notes	2.95	2/15/2032	1,760,000		1,514,221
Arrow Electronics, Sr. Unscd. Notes	4.00	4/1/2025	3,000,000		3,015,649
Jabil, Sr. Unscd. Notes	3.60	1/15/2030	3,975,000		3,648,865
				8,178,735
Energy - 8.6%
Cenovus Energy, Sr. Unscd. Notes	2.65	1/15/2032	3,000,000		2,585,287

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.6% (continued)
Energy - 8.6% (continued)
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	2.74	12/31/2039	2,000,000		1,645,036
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.13	6/30/2027	2,750,000		2,837,210
Cheniere Energy, Sr. Scd. Notes	4.63	10/15/2028	2,000,000		1,945,625
Diamondback Energy, Gtd. Notes	3.50	12/1/2029	4,250,000		4,020,825
El Paso Natural Gas, Gtd. Notes	3.50	2/15/2032	3,000,000	[a]	2,708,024
Enbridge, Gtd. Notes	4.25	12/1/2026	4,000,000		4,045,424
Energy Transfer, Sr. Unscd. Bonds	5.50	6/1/2027	2,500,000		2,594,617
Energy Transfer, Sr. Unscd. Notes	4.15	9/15/2029	2,000,000		1,906,464
Energy Transfer, Sr. Unscd. Notes	5.25	4/15/2029	1,000,000		1,024,256
EQM Midstream Partners, Sr. Unscd. Notes	4.00	8/1/2024	2,500,000		2,512,500
EQT, Sr. Unscd. Notes	3.90	10/1/2027	3,000,000		2,895,930
Helmerich & Payne, Sr. Unscd. Notes	2.90	9/29/2031	3,000,000	[a]	2,617,272
MPLX, Sr. Unscd. Notes	4.25	12/1/2027	3,750,000		3,719,038
Petroleos Mexicanos, Gtd. Notes	6.49	1/23/2027	4,500,000		4,328,730
Sabal Trail Transmission, Sr. Unscd. Notes	4.25	5/1/2028	3,000,000	[a]	3,018,575
Sabine Pass Liquefaction, Sr. Scd. Notes	5.63	3/1/2025	2,000,000		2,079,485
The Williams Companies, Sr. Unscd. Notes	3.75	6/15/2027	3,000,000		2,946,419
Transcontinental Gas Pipe Line, Sr. Unscd. Notes	3.25	5/15/2030	2,000,000		1,853,428
Valero Energy, Sr. Unscd. Notes	2.80	12/1/2031	2,500,000		2,174,837
				53,458,982
Environmental Control - .5%
Waste Connections, Sr. Unscd. Notes	3.50	5/1/2029	3,000,000		2,874,990
Financials - .8%
Apollo Management Holdings, Gtd. Notes	4.00	5/30/2024	3,000,000	[a]	3,001,625
Apollo Management Holdings, Gtd. Notes	4.95	1/14/2050	2,000,000	[a,c]	1,835,403
				4,837,028
Food Products - 1.4%
Flowers Foods, Sr. Unscd. Notes	3.50	10/1/2026	2,000,000		1,949,370
Grupo Bimbo, Gtd. Notes	3.88	6/27/2024	3,000,000	[a]	3,011,471
Grupo Bimbo, Jr. Sub. Notes	5.95	4/17/2023	500,000	[a,d]	503,125
JBS USA Finance, Gtd. Notes	3.00	2/2/2029	2,000,000	[a]	1,772,650
McCormick & Co., Sr. Unscd. Notes	2.50	4/15/2030	2,000,000		1,764,807
				9,001,423
Foreign Governmental - .5%
The Morongo Band of Mission Indians, Unscd. Bonds	7.00	10/1/2039	2,500,000	[a]	2,889,327

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.6% (continued)
Health Care - 4.3%
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	4,500,000		4,234,596
Amgen, Sr. Unscd. Notes	3.35	2/22/2032	1,000,000	[c]	942,287
Centene, Sr. Unscd. Notes	2.50	3/1/2031	4,000,000		3,416,360
Cigna, Gtd. Notes	4.38	10/15/2028	3,500,000		3,556,762
CVS Health, Sr. Unscd. Notes	4.78	3/25/2038	2,000,000		1,993,408
HCA, Sr. Scd. Notes	3.63	3/15/2032	2,000,000	[a]	1,828,492
HCA, Sr. Scd. Notes	4.13	6/15/2029	3,000,000		2,908,982
Humana, Sr. Unscd. Notes	3.70	3/23/2029	1,000,000		977,888
Royalty Pharma, Gtd. Notes	2.20	9/2/2030	3,000,000	[a,c]	2,505,359
Takeda Pharmaceutical, Sr. Unscd. Notes	5.00	11/26/2028	4,500,000		4,707,027
				27,071,161
Industrial - 2.8%
Carlisle, Sr. Unscd. Notes	3.75	12/1/2027	4,000,000		3,913,340
Flowserve, Sr. Unscd. Notes	2.80	1/15/2032	2,500,000		2,047,559
Hillenbrand, Gtd. Notes	5.00	9/15/2026	4,000,000		3,871,020
Huntington Ingalls Industries, Gtd. Notes	3.48	12/1/2027	4,000,000		3,836,291
Oshkosh, Sr. Unscd. Notes	4.60	5/15/2028	4,000,000		4,037,441
				17,705,651
Information Technology - 2.6%
Cadence Design Systems, Sr. Unscd. Notes	4.38	10/15/2024	4,000,000		4,076,194
Electronic Arts, Sr. Unscd. Notes	4.80	3/1/2026	3,000,000		3,111,035
Fiserv, Sr. Unscd. Notes	3.20	7/1/2026	3,000,000		2,916,842
Fiserv, Sr. Unscd. Notes	3.50	7/1/2029	2,000,000		1,872,264
Oracle, Sr. Unscd. Notes	1.65	3/25/2026	4,500,000		4,102,036
				16,078,371
Insurance - 2.8%
Assured Guaranty US Holdings, Gtd. Notes	3.15	6/15/2031	3,000,000		2,691,422
MetLife, Jr. Sub. Bonds, Ser. D	5.88	3/15/2028	5,500,000	[c,d]	5,258,268
Prudential Financial, Jr. Sub. Notes	5.70	9/15/2048	5,000,000	[c]	4,975,999
Reinsurance Group of America, Sr. Unscd. Notes	3.90	5/15/2029	4,750,000		4,607,413
				17,533,102
Internet Software & Services - 1.0%
eBay, Sr. Unscd. Notes	3.60	6/5/2027	4,000,000		3,943,913
Tencent Holdings, Sr. Unscd. Notes	3.98	4/11/2029	2,250,000	[a]	2,167,694
				6,111,607
Materials - .3%
WRKCo, Gtd. Notes	4.00	3/15/2028	2,000,000		1,984,069

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.6% (continued)
Media - 1.0%
Charter Communications Operating, Sr. Scd. Notes	4.40	4/1/2033	1,000,000		940,958
Grupo Televisa, Sr. Unscd. Notes	4.63	1/30/2026	5,000,000	[c]	5,079,398
				6,020,356
Metals & Mining - 1.7%
Anglo American Capital, Gtd. Notes	4.50	3/15/2028	4,000,000	[a]	4,003,707
Glencore Funding, Gtd. Bonds	4.63	4/29/2024	2,000,000	[a]	2,030,308
Glencore Funding, Gtd. Notes	1.63	9/1/2025	3,000,000	[a]	2,789,619
Nucor, Sr. Unscd. Notes	3.13	4/1/2032	2,000,000		1,810,066
				10,633,700
Municipal Securities - 2.4%
Detroit, GO, Ser. B1	4.00	4/1/2044	5,000,000		4,018,072
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	3.49	6/1/2036	4,000,000		3,408,388
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	2.63	6/15/2024	1,500,000		1,470,064
New York State Dormitory Authority, Revenue Bonds (Montefiore Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.95	8/1/2048	2,500,000		2,375,348
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. C	5.45	8/15/2028	3,750,000		3,819,709
				15,091,581
Real Estate - 9.0%
Alexandria Real Estate Equities, Gtd. Notes	3.95	1/15/2027	3,327,000		3,342,936
American Homes 4 Rent, Sr. Unscd. Notes	4.90	2/15/2029	5,000,000		5,052,949
Brandywine Operating Partnership, Gtd. Notes	4.55	10/1/2029	2,000,000		1,975,080
CBRE Services, Gtd. Notes	2.50	4/1/2031	2,000,000		1,685,245
CBRE Services, Gtd. Notes	4.88	3/1/2026	3,000,000		3,068,266
CubeSmart, Gtd. Notes	2.00	2/15/2031	1,500,000		1,232,915
EPR Properties, Gtd. Notes	4.95	4/15/2028	4,250,000		4,074,027
Extra Space Storage, Gtd. Notes	2.35	3/15/2032	3,250,000		2,672,636
Goodman US Finance Five, Gtd. Notes	4.63	5/4/2032	2,000,000	[a]	2,003,258
Healthcare Trust of America Holdings, Gtd. Notes	3.10	2/15/2030	4,500,000		4,030,885
Healthpeak Properties, Sr. Unscd. Notes	2.13	12/1/2028	3,000,000	[c]	2,672,510
Highwoods Realty, Sr. Unscd. Notes	4.20	4/15/2029	3,250,000		3,180,378

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.6% (continued)
Real Estate - 9.0% (continued)
Invitation Homes Operating Partnership, Gtd. Notes	4.15	4/15/2032	4,000,000		3,821,542
Life Storage, Gtd. Notes	4.00	6/15/2029	5,000,000		4,790,541
Phillips Edison Grocery Center Operating Partnership, Gtd. Notes	2.63	11/15/2031	3,000,000		2,477,335
Spirit Realty, Gtd. Notes	2.10	3/15/2028	1,500,000		1,311,047
Spirit Realty, Gtd. Notes	4.00	7/15/2029	3,000,000		2,825,973
VICI Properties, Sr. Unscd. Notes	4.95	2/15/2030	2,500,000	[c]	2,460,537
WP Carey, Sr. Unscd. Notes	2.40	2/1/2031	4,000,000		3,364,645
				56,042,705
Retailing - 5.0%
7-Eleven, Sr. Unscd. Notes	1.80	2/10/2031	4,000,000	[a]	3,227,401
Alimentation Couche-Tard, Gtd. Notes	3.55	7/26/2027	3,000,000	[a]	2,859,112
AutoNation, Sr. Unscd. Notes	3.85	3/1/2032	2,000,000		1,795,023
Autozone, Sr. Unscd. Notes	3.13	4/21/2026	2,000,000		1,961,402
Dick's Sporting Goods, Sr. Unscd. Notes	3.15	1/15/2032	3,000,000	[c]	2,503,918
Dollar Tree, Sr. Unscd. Notes	2.65	12/1/2031	5,500,000		4,668,031
Kohl's, Sr. Unscd. Notes	3.38	5/1/2031	2,500,000	[c]	2,233,991
Nordstorm, Sr. Unscd. Notes	4.00	3/15/2027	4,000,000	[c]	3,720,260
O'Reilly Automotive, Sr. Unscd. Notes	3.90	6/1/2029	4,000,000		3,884,645
Ross Stores, Sr. Unscd. Notes	4.60	4/15/2025	4,500,000		4,607,496
				31,461,279
Semiconductors & Semiconductor Equipment - 3.9%
Broadcom, Sr. Unscd. Notes	3.14	11/15/2035	2,365,000	[a]	1,933,564
Broadcom, Sr. Unscd. Notes	3.47	4/15/2034	3,250,000	[a]	2,772,629
KLA, Sr. Unscd. Notes	4.10	3/15/2029	4,500,000		4,534,815
Microchip Technology, Gtd. Notes	4.25	9/1/2025	6,000,000		5,974,608
NXP, Gtd. Notes	4.40	6/1/2027	2,000,000		2,009,537
NXP, Gtd. Notes	4.88	3/1/2024	2,500,000		2,544,970
Renesas Electronics, Sr. Unscd. Notes	2.17	11/25/2026	5,000,000	[a]	4,526,073
				24,296,196
Technology Hardware & Equipment - .6%
Dell International, Sr. Unscd. Notes	8.10	7/15/2036	3,000,000		3,634,755
Telecommunication Services - 1.9%
Motorola Solutions, Sr. Unscd. Notes	4.60	5/23/2029	4,750,000		4,664,354
T-Mobile USA, Gtd. Notes	2.88	2/15/2031	500,000		439,505
T-Mobile USA, Sr. Scd. Notes	3.88	4/15/2030	4,150,000		3,995,000
Verizon Communications, Sr. Unscd. Notes	2.10	3/22/2028	3,000,000		2,731,019
				11,829,878

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.6% (continued)
Utilities - 2.0%
CenterPoint Energy, Sr. Unscd. Notes	2.95	3/1/2030	3,000,000		2,723,412
Mid-Atlantic Interstate Transmission, Sr. Unscd. Notes	4.10	5/15/2028	3,000,000	[a]	2,969,400
Mississippi Power, Sr. Unscd. Notes	3.95	3/30/2028	3,000,000		2,976,886
The Cleveland Electric Illuminating Company, Sr. Unscd. Notes	4.55	11/15/2030	4,000,000	[a]	4,045,651
				12,715,349
Total Bonds and Notes (cost $638,468,988)			603,167,809

Preferred Stocks - 1.6%
Diversified Financials - .5%
Air Lease, Ser. A	6.15		120,000		2,832,000
Telecommunication Services - 1.1%
AT&T, Ser. A	5.00		320,000		6,940,800
Total Preferred Stocks (cost $11,000,000)			9,772,800
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $7,795,672)	0.80		7,795,672	[e]	7,795,672

Investment of Cash Collateral for Securities Loaned - 2.4%
Registered Investment Companies - 2.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $15,058,737)	0.80		15,058,737	[e]	15,058,737
Total Investments (cost $672,323,397)			101.8%	635,795,018
Liabilities, Less Cash and Receivables			(1.8%)	(11,171,822)
Net Assets			100.0%	624,623,196

GO—General Obligation

LIBOR—London Interbank Offered Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, these securities were valued at $137,424,000 or 22.0% of net assets.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

c Security, or portion thereof, on loan. At May 31, 2022, the value of the fund’s securities on loan was $18,785,721 and the value of the collateral was $19,447,525, consisting of cash collateral of $15,058,737 and U.S. Government & Agency securities valued at $4,388,788. In addition, the value of collateral may include pending sales that are also on loan.

d Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund

May 31, 2022 (Unaudited)

The following is a summary of the inputs used as of May 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds	-	585,186,901	-	585,186,901
Equity Securities - Preferred Stocks	9,772,800	-	-	9,772,800
Foreign Governmental	-	2,889,327	-	2,889,327
Investment Companies	22,854,409	-	-	22,854,409
Municipal Securities	-	15,091,581	-	15,091,581

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2022, accumulated net unrealized depreciation on investments was $36,528,379, consisting of $2,906,692 gross unrealized appreciation and $39,435,071 gross unrealized depreciation.

At May 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.